Share capital, warrants and other capital (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands						3 Months Ended		6 Months Ended	9 Months Ended
	Feb. 22, 2021	Feb. 19, 2021	Aug. 05, 2020	Jul. 07, 2020	Feb. 21, 2020	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
IfrsStatementLineItems [Line Items]
Number of common shares issued, shares								21,000
Transaction costs							$ 2,158	$ 532	$ 3,221	$ 2,767
Share capital								$ 666
Share issue related cost				$ 1,420					$ 533
Registered Direct Offering [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued, shares					3,478,261
Share price					$ 1.29
Proceeds from issuing common shares					$ 4,500
Placement Agent Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued, shares	215,352			1,866,667
Proceeds from issuing common shares	$ 4,461
Placement agent fees and other offering expenses	$ 384
Option to purchase common stock	3,076,461	3,076,461
Warrants exercise price	$ 1.8125			$ 0.5625
Warrant liability	$ 1,897
Warrants expiry date				Jul. 01, 2025
Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued, shares					243,478
Proceeds from issuing common shares					$ 2,325
Warrants exercise price					$ 1.62
Transaction costs					$ 600
Warrants [Member] | Registered Direct Offering [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued, shares					2,608,696
Proceeds from issuing common shares					$ 3,900
Warrants exercise price					$ 1.20
Warrant liability					$ 310
Share Capital [Member]
IfrsStatementLineItems [Line Items]
Proceeds from issuing common shares					2,175
Transaction costs					$ 600
Share capital				$ 6,308
Investor Share Purchase Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued, shares				26,666,666
Warrants exercise price				$ 0.45
Warrants expiry date				Jul. 07, 2025
Share Purchase Warrants [Member]
IfrsStatementLineItems [Line Items]
Proceeds from exercise of warrants				$ 5,691
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Proceeds from issuing common shares			$ 7,000
Option to purchase common stock			12,427,876
Common stock purchase price			$ 0.56325
Unregistered Warrants [Member]
IfrsStatementLineItems [Line Items]
Option to purchase common stock			869,952
Warrants exercise price			$ 0.47
Warrants expiry date			Aug. 03, 2025
Common stock purchase price			$ 0.7040625
Warrant purchase			9,320,907
Public Offering [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued, shares		20,509,746		26,666,666
Share price		$ 1.45		$ 0.45
Proceeds from issuing common shares		$ 29,739		$ 10,596
Placement agent fees and other offering expenses		$ 2,837
Placement agent warrants		1,435,682
Public Offering [Member] | Warrants [Member]
IfrsStatementLineItems [Line Items]
Proceeds from issuing common shares		$ 26,902
Warrants exercise price		$ 1.8125
Underwriter Offering [Member]
IfrsStatementLineItems [Line Items]
Proceeds from issuing common shares	4,077
Underwriter Offering [Member] | Share Capital [Member]
IfrsStatementLineItems [Line Items]
Proceeds from issuing common shares	34,200			$ 12,000
Transaction costs	$ 3,221